PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation expense	¥ 41,406	¥ 35,109	¥ 14,949
Impairment charges	¥ 0	¥ 0	¥ 0